S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.5
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.5
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.5
Net Tangible Book Value | $	$ (52,440)
Net Tangible Book Value, Proceeds from Offering | $	102,000,000
Net Tangible Book Value, Adjusted | $	$ 101,906,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	40,740,000
0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.5
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.5
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.5
Net Tangible Book Value | $	$ (52,440)
Net Tangible Book Value, Proceeds from Offering | $	117,150,000
Net Tangible Book Value, Adjusted | $	$ 117,136,085
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	46,800,000
25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.15
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.15
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.85
Net Tangible Book Value | $	$ (52,440)
Net Tangible Book Value, Proceeds from Offering | $	102,000,000
Net Tangible Book Value, Adjusted | $	$ 76,906,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	35,740,000
25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.15
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.15
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.85
Net Tangible Book Value | $	$ (52,440)
Net Tangible Book Value, Proceeds from Offering | $	117,150,000
Net Tangible Book Value, Adjusted | $	$ 88,386,085
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	41,050,000
50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	1.69
Net Tangible Book Value, Adjusted, per Share | $ / shares	1.69
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.31
Net Tangible Book Value | $	$ (52,440)
Net Tangible Book Value, Proceeds from Offering | $	102,000,000
Net Tangible Book Value, Adjusted | $	$ 51,906,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	30,740,000
50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	1.69
Net Tangible Book Value, Adjusted, per Share | $ / shares	1.69
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.31
Net Tangible Book Value | $	$ (52,440)
Net Tangible Book Value, Proceeds from Offering | $	117,150,000
Net Tangible Book Value, Adjusted | $	$ 89,636,085
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	35,300,000
75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	1.05
Net Tangible Book Value, Adjusted, per Share | $ / shares	1.05
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.95
Net Tangible Book Value | $	$ (52,440)
Net Tangible Book Value, Proceeds from Offering | $	102,000,000
Net Tangible Book Value, Adjusted | $	$ 26,906,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	25,740,000
75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	1.05
Net Tangible Book Value, Adjusted, per Share | $ / shares	1.05
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.95
Net Tangible Book Value | $	$ (52,440)
Net Tangible Book Value, Proceeds from Offering | $	117,150,000
Net Tangible Book Value, Adjusted | $	$ 30,886,085
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	29,550,000
100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.09
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.09
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.91
Net Tangible Book Value | $	$ (52,440)
Net Tangible Book Value, Proceeds from Offering | $	102,000,000
Net Tangible Book Value, Adjusted | $	$ 1,906,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	20,740,000
100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.09
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.09
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.91
Net Tangible Book Value | $	$ (52,440)
Net Tangible Book Value, Proceeds from Offering | $	117,150,000
Net Tangible Book Value, Adjusted | $	$ 2,136,085
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	23,800,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ 38,525
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	38,525
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	38,525
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	38,525
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	38,525
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	38,525
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	38,525
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	38,525
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	38,525
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	38,525
Over-allotment liability [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(79,200)
Over-allotment liability [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Over-allotment liability [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(79,200)
Over-allotment liability [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Over-allotment liability [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(79,200)
Over-allotment liability [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Over-allotment liability [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(79,200)
Over-allotment liability [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Over-allotment liability [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(79,200)
Over-allotment liability [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Redemptions [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Redemptions [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Redemptions [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(25,000,000)
Redemptions [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(28,750,000)
Redemptions [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(50,000,000)
Redemptions [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(57,500,000)
Redemptions [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(75,000,000)
Redemptions [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(86,250,000)
Redemptions [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(100,000,000)
Redemptions [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ (115,000,000)
Shares forfeited [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(3,000,000)
Shares forfeited [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Shares forfeited [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(3,000,000)
Shares forfeited [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Shares forfeited [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(3,000,000)
Shares forfeited [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Shares forfeited [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(3,000,000)
Shares forfeited [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Shares forfeited [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(3,000,000)
Shares forfeited [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Shares of common stock offered [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Shares of common stock offered [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Shares of common stock offered [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Shares of common stock offered [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Shares of common stock offered [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Shares of common stock offered [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Shares of common stock offered [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Shares of common stock offered [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Shares of common stock offered [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Shares of common stock offered [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Private shares [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	740,000
Private shares [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	800,000
Private shares [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	740,000
Private shares [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	800,000
Private shares [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	740,000
Private shares [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	800,000
Private shares [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	740,000
Private shares [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	800,000
Private shares [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	740,000
Private shares [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	800,000
Shares of common stock redeemed [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Shares of common stock redeemed [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Shares of common stock redeemed [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(5,000,000)
Shares of common stock redeemed [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(5,750,000)
Shares of common stock redeemed [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(10,000,000)
Shares of common stock redeemed [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(11,500,000)
Shares of common stock redeemed [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(15,000,000)
Shares of common stock redeemed [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(17,250,000)
Shares of common stock redeemed [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(20,000,000)
Shares of common stock redeemed [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(23,000,000)